Interest income and expense	6 Months Ended
Apr. 30, 2019
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Interest income and expense
17.	Interest income and expense

	For the three months ended						For the six months ended
	April 30, 2019		January 31, 2019		April 30, 2018		April 30, 2019		April 30, 2018
($ millions)	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost(1)	$7,641	$3,892	$7,570	$3,711	$6,382	$2,755	$15,211	$7,603	$12,554	$5,286
Measured at FVOCI(1)	378	–	353	–	301	–	731	–	566	–
	8,019	3,892	7,923	3,711	6,683	2,755	15,942	7,603	13,120	5,286
Other	82	16	68	6	52	30	150	22	96	44
Total	$8,101	$3,908	$7,991	$3,717	$6,735	$2,785	$16,092	$7,625	$13,216	$5,330
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.